Other Financial Assets - Summary of Other Financial Assets (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Categories Of Current Financial Assets [Abstract]
Market value of listed shares	$ 30
Security deposit	100	$ 100
Total other financial assets	$ 130	$ 100